UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22352

                       Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

(Exact name of registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

                                           Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman	George J. Zornada, Esq.
Grosvenor Registered Funds	K&L Gates LLP
900 North Michigan Avenue	State Street Financial Center
Suite 1100	One Lincoln Street

                                           Chicago, Illinois 60611                                    Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (312) 506-6500

Date of fiscal year end:  March 31

Date of reporting period:    July 1, 2017 – June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2017 TO JUNE 30, 2018

During the period July 1, 2017, through June 30, 2018, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC did not vote any proxies.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Grosvenor Registered Multi-Strategy Fund  (TI 1), LLC

By (Signature and Title)*         /s/ Scott J. Lederman

                     Scott J. Lederman, Director, Chief Executive Officer and President

Date        August 8, 2018

    *Print the name and title of each signing officer under his or her signature.